Note 13 Loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	€ 393,803	€ 377,643
On demand [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	4,402	3,040
Credit card debt [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	24,535	22,889
Trade receivables [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	26,258	25,096
Lease receivables [member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	9,728	9,463
Reverse repurchase agreements [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	65	92
Other term loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	324,310	312,186
Advances that are not loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	€ 4,506	€ 4,877